Financial Instruments - Financial Assets and Liabilities by Category (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	$ 575.4	$ 394.1
Derivatives
Disclosure of Financial Assets and Liabilities [Line Items]
Financial liabilities	0.1	1.8
Debt
Disclosure of Financial Assets and Liabilities [Line Items]
Financial liabilities	703.7	193.7
Cash and cash equivalents
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	399.6	107.0
Trade receivables from provisional concentrates sales
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	17.5	28.7
Receivable not arising from sale of metal concentrates
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	110.1	99.0
Investments | Equity securities
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	41.3	35.3
Investments | Other than equity securities
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets		121.2
Derivatives
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	6.9	2.9
Amortized cost | Derivatives
Disclosure of Financial Assets and Liabilities [Line Items]
Financial liabilities	0.0	0.0
Amortized cost | Debt
Disclosure of Financial Assets and Liabilities [Line Items]
Financial liabilities	703.7	193.7
FVTPL | Derivatives
Disclosure of Financial Assets and Liabilities [Line Items]
Financial liabilities	0.1	1.8
FVTPL | Debt
Disclosure of Financial Assets and Liabilities [Line Items]
Financial liabilities	0.0	0.0
FVTOCI | Derivatives
Disclosure of Financial Assets and Liabilities [Line Items]
Financial liabilities	0.0	0.0
FVTOCI | Debt
Disclosure of Financial Assets and Liabilities [Line Items]
Financial liabilities	0.0	0.0
Amortized cost
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	509.7	206.0
Amortized cost | Cash and cash equivalents
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	399.6	107.0
Amortized cost | Trade receivables from provisional concentrates sales
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	0.0	0.0
Amortized cost | Receivable not arising from sale of metal concentrates
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	110.1	99.0
Amortized cost | Investments | Equity securities
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	0.0	0.0
Amortized cost | Investments | Other than equity securities
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets		0.0
Amortized cost | Derivatives
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	0.0	0.0
FVTPL
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	62.5	66.9
FVTPL | Cash and cash equivalents
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	0.0	0.0
FVTPL | Trade receivables from provisional concentrates sales
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	17.5	28.7
FVTPL | Receivable not arising from sale of metal concentrates
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	0.0	0.0
FVTPL | Investments | Equity securities
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	38.1	35.3
FVTPL | Investments | Other than equity securities
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets		0.0
FVTPL | Derivatives
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	6.9	2.9
FVTOCI
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	3.2	121.2
FVTOCI | Cash and cash equivalents
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	0.0	0.0
FVTOCI | Trade receivables from provisional concentrates sales
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	0.0	0.0
FVTOCI | Receivable not arising from sale of metal concentrates
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	0.0	0.0
FVTOCI | Investments | Equity securities
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	3.2	0.0
FVTOCI | Investments | Other than equity securities
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets		121.2
FVTOCI | Derivatives
Disclosure of Financial Assets and Liabilities [Line Items]
Financial assets	$ 0.0	$ 0.0